Segment Reporting (Details) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2025 segment	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Reporting
Number of Reportable Segments | segment	1	1		3
Forge Nano, Inc.
Segment Reporting
Revenue		$ 4,101	$ 3,322	$ 7,388	$ 8,299
Number of Reportable Segments | segment		3
Forge Nano, Inc. | US
Segment Reporting
Revenue		$ 1,700	2,572	5,295	6,571
Forge Nano, Inc. | Canada
Segment Reporting
Revenue		316	19	798	20
Forge Nano, Inc. | EMEA
Segment Reporting
Revenue		361	254	588	1,120
Forge Nano, Inc. | APAC
Segment Reporting
Revenue		$ 1,724	$ 477	$ 707	$ 588